Other Reserve	12 Months Ended
Dec. 31, 2025
Other Reserve [Abstract]
OTHER RESERVE
30.	OTHER RESERVE

Statutory surplus reserve

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries are required to maintain a statutory surplus reserve which is non-distributable. Appropriations to such reserve are made out of net profit after tax of the statutory financial statements of the PRC subsidiaries at the amounts determined by their respective boards of directors annually up to 50% of authorized capital, but must not be less than 10% of the net profit after tax.

The statutory surplus reserve can be used for making up losses of the Company entities in Mainland China, if any. The statutory surplus reserve may also be used to increase capital or to meet unexpected or future losses. The statutory surplus reserve is non-distributable other than upon liquidation.

The statutory surplus reserve of the Company amounts to nil and nil at December 31, 2025 and 2024, respectively.

Retained profits/ (accumulated deficits)

The retained profits/(accumulated deficits) comprise the cumulative net gains and losses recognized in the Company’s income statement.

Foreign currency translation reserve (other comprehensive income)

Foreign currency translation reserve represents the foreign currency translation difference arising from the translation of the financial statements of companies within the Company from their functional currency to the Company’s presentation currency.